Significant Agreements, Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Agreements, Commitments and Contingencies [Line Items]
Other financial liabilities	$ 67,856,000	$ 66,154,000
Maturity fee	2,200,000
Fair value	$ 572,000	1,200,000
Short-term contracts [Member]
Significant Agreements, Commitments and Contingencies [Line Items]
Agreement years	1 year
Long-term contracts [Member]
Significant Agreements, Commitments and Contingencies [Line Items]
Agreement years	3 years
Exact Sciences [Member]
Significant Agreements, Commitments and Contingencies [Line Items]
Other financial liabilities	$ 67,300,000	$ 62,600,000